Themes Uranium & Nuclear ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Products - 15.2%
BWX Technologies, Inc.	1,243	$179,067
Chengdu Guoguang Electric Co. Ltd. - Class A	8,300	122,181
Lightbridge Corp. (a)	19,082	255,126
Mirion Technologies, Inc. (a)	11,186	240,835
NANO Nuclear Energy, Inc. (a)	7,319	252,432
NuScale Power Corp. (a)	9,816	388,321
RongFa Nuclear Equipment Co. Ltd. - Class A (a)	138,600	158,803
		1,596,765

Materials - 43.9%(b)
Atha Energy Corp. (a)	25,860	11,584
Bannerman Energy Ltd. (a)	82,253	180,269
Boss Energy Ltd. (a)	111,239	341,900
Cameco Corp.	12,278	911,822
Centrus Energy Corp. - Class A (a)	1,764	323,130
CGN Mining Co. Ltd.	1,121,248	347,089
Denison Mines Corp. (a)	178,001	325,480
Encore Energy Corp. (a)	21,648	61,840
Energy Fuels, Inc. (a)	27,606	158,734
IsoEnergy Ltd. (a)	8,651	61,623
Laramide Resources Ltd. (a)	24,171	11,360
Lotus Resources Ltd. (a)	1,186,162	152,231
NAC Kazatomprom JSC - GDR (a)	6,020	260,064
NexGen Energy Ltd. (a)	51,444	357,379
Paladin Energy Ltd. (a)	75,281	399,838
Uranium Energy Corp. (a)	15,493	105,352
Uranium Royalty Corp. (a)	13,987	35,025
Ur-Energy, Inc. (a)	229,146	240,631
Yellow Cake PLC (a)(c)	46,969	339,444
		4,624,795

Tech Hardware & Semiconductors - 2.3%
Silex Systems Ltd. (a)	89,337	248,124

Utilities - 38.3%(b)
American Electric Power Co., Inc.	3,815	395,844
CGN Power Co. Ltd. - Class A	614,100	311,957
China National Nuclear Power Co. Ltd. - Class A	256,300	333,364
Constellation Energy Corp.	3,183	1,027,345
Duke Energy Corp.	3,445	406,510
Endesa SA	4,093	129,646
Kyushu Electric Power Co., Inc.	20,100	179,707
Oklo, Inc. (a)	6,947	388,963
PG&E Corp.	26,399	368,002
Public Service Enterprise Group, Inc.	4,682	394,131
TXNM Energy, Inc.	1,850	104,192
		4,039,661
TOTAL COMMON STOCKS (Cost $9,324,095)		10,509,345

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	10,382	10,382
TOTAL SHORT-TERM INVESTMENTS (Cost $10,382)		10,382

TOTAL INVESTMENTS - 99.8% (Cost $9,334,477)		10,519,727
Other Assets in Excess of Liabilities - 0.2%		16,492
TOTAL NET ASSETS - 100.0%		$10,536,219
two		–%
Percentages are stated as a percent of net assets.		–%

GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $339,444 or 3.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Uranium & Nuclear ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	10,509,345	–	–	10,509,345
Money Market Funds	10,382	–	–	10,382
Total Investments	10,519,727	–	–	10,519,727

Refer to the Schedule of Investments for further disaggregation of investment categories.